UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Short Duration Bond Fund
Class A [PARTX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,400,168,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	565
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSA-0626

Putnam Short Duration Bond Fund
Class C [PARQX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$68	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,400,168,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	565
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSC-0626

Putnam Short Duration Bond Fund
Class R [PRARX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$43	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,400,168,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	565
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSR-0626

Putnam Short Duration Bond Fund
Class R6 [PRREX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$18	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,400,168,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	565
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSR6-0626

Putnam Short Duration Bond Fund
Class Y [PARYX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$18	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,400,168,254
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	565
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Short Duration Bond Fund	PAGE 1	39113-STSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Short Duration Bond
Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 30
Notes to Financial Statements 34
Changes In and Disagreements with Accountants 47
Results of Meeting(s) of Shareholders 47
Remuneration Paid to Directors, Officers and Others 47
Board Approval of Management and Subadvisory Agreements 47

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.99 $9.86 $9.55 $9.42 $10.18 $10.21
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.34 0.28 0.17 0.16
Net realized and unrealized gains (losses) (0.03) 0.15 0.39 0.16 (0.76) (0.03)
Total from investment operations ........ 0.15 0.52 0.73 0.44 (0.59) 0.13
Less distributions from:
Net investment income .............. (0.19) (0.39) (0.42) (0.31) (0.16) (0.16)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.19) (0.39) (0.42) (0.31) (0.17) (0.16)
Net asset value, end of period .......... $9.95 $9.99 $9.86 $9.55 $9.42 $10.18
Total return
c
....................... 1.36% 5.41% 7.82% 4.66% (5.79)% 1.27%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.62%
f
0.62% 0.62% 0.62% 0.62%
Net investment income ............... 3.62% 3.73% 3.51% 2.90% 1.70% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $448,144 $453,222 $482,697 $485,453 $729,336 $1,383,392
Portfolio turnover rate ................ 17% 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.96 $9.83 $9.52 $9.40 $10.16 $10.18
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.27 0.21 0.10 0.08
Net realized and unrealized gains (losses) (0.03) 0.16 0.39 0.14 (0.76) (0.02)
Total from investment operations ........ 0.11 0.45 0.66 0.35 (0.66) 0.06
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.35) (0.23) (0.09) (0.08)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.15) (0.32) (0.35) (0.23) (0.10) (0.08)
Net asset value, end of period .......... $9.92 $9.96 $9.83 $9.52 $9.40 $10.16
Total return
c
....................... 1.09% 4.63% 7.03% 3.78% (6.51)% 0.61%
Ratios to average net assets
d
Expenses
e
........................ 1.37%
f
1.37%
f
1.37% 1.37% 1.37% 1.37%
Net investment income ............... 2.88% 2.98% 2.76% 2.16% 0.97% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $17,332 $17,040 $17,306 $17,469 $20,267 $29,701
Portfolio turnover rate ................ 17% 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $9.91 $9.60 $9.47 $10.24 $10.26
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.32 0.26 0.15 0.13
Net realized and unrealized gains (losses) (0.04) 0.15 0.39 0.15 (0.77) (0.02)
Total from investment operations ........ 0.13 0.50 0.71 0.41 (0.62) 0.11
Less distributions from:
Net investment income .............. (0.17) (0.37) (0.40) (0.28) (0.14) (0.13)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.17) (0.37) (0.40) (0.28) (0.15) (0.13)
Net asset value, end of period .......... $10.00 $10.04 $9.91 $9.60 $9.47 $10.24
Total return
c
....................... 1.33% 5.12% 7.53% 4.39% (6.08)% 1.12%
Ratios to average net assets
d
Expenses
e
........................ 0.87%
f
0.87%
f
0.87% 0.87% 0.87% 0.87%
Net investment income ............... 3.34% 3.49% 3.36% 2.62% 1.47% 1.26%
Supplemental data
Net assets, end of period (000’s) ........ $1,543 $1,229 $911 $301 $864 $1,265
Portfolio turnover rate ................ 17% 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $9.90 $9.59 $9.46 $10.22 $10.25
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.40 0.37 0.31 0.20 0.18
Net realized and unrealized gains (losses) (0.03) 0.15 0.39 0.15 (0.76) (0.02)
Total from investment operations ........ 0.16 0.55 0.76 0.46 (0.56) 0.16
Less distributions from:
Net investment income .............. (0.20) (0.42) (0.45) (0.33) (0.19) (0.19)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.20) (0.42) (0.45) (0.33) (0.20) (0.19)
Net asset value, end of period .......... $9.99 $10.03 $9.90 $9.59 $9.46 $10.22
Total return
c
....................... 1.58% 5.65% 8.06% 4.91% (5.52)% 1.52%
Ratios to average net assets
d
Expenses
e
........................ 0.37%
f
0.37%
f
0.37% 0.37% 0.37% 0.37%
Net investment income ............... 3.85% 3.98% 3.78% 3.20% 2.00% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $11,429 $11,120 $15,158 $7,702 $5,403 $6,941
Portfolio turnover rate ................ 17% 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.00 $9.88 $9.56 $9.44 $10.20 $10.23
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.40 0.37 0.31 0.20 0.18
Net realized and unrealized gains (losses) (0.03) 0.14 0.40 0.14 (0.76) (0.02)
Total from investment operations ........ 0.16 0.54 0.77 0.45 (0.56) 0.16
Less distributions from:
Net investment income .............. (0.20) (0.42) (0.45) (0.33) (0.19) (0.19)
Net realized gains ................. — — — — (0.01) —
Total distributions ................... (0.20) (0.42) (0.45) (0.33) (0.20) (0.19)
Net asset value, end of period .......... $9.96 $10.00 $9.88 $9.56 $9.44 $10.20
Total return
c
....................... 1.58% 5.56% 8.19% 4.81% (5.53)% 1.52%
Ratios to average net assets
d
Expenses
e
........................ 0.37%
f
0.37%
f
0.37% 0.37% 0.37% 0.37%
Net investment income ............... 3.86% 3.98% 3.76% 3.16% 2.01% 1.76%
Supplemental data
Net assets, end of period (000’s) ........ $921,721 $869,558 $742,260 $711,012 $1,000,635 $1,077,719
Portfolio turnover rate ................ 17% 33% 41% 20% 26% 24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2026
Putnam Short Duration Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Ultra Short Bond ETF .......................... United States 1,367,280 $ 34,209,346
Total Management Investment Companies (Cost $34,024,973) ..................
34,209,346
Principal
Amount
*
Corporate Bonds 52.0%
Aerospace & Defense 1.8%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 3,760,000 3,838,627
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 423,496
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 872,664
Senior Note, 6.298%, 5/01/29 ........................ United States 9,354,000 9,812,483
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,025,000 1,023,128
Hexcel Corp. , Senior Note , 4.9% , 5/15/31 .................
United States 2,090,000 2,091,571
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 1,750,000 1,729,166
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,507,004
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 3,175,000 3,175,272
25,473,411
Automobiles 0.9%
b
Hyundai Capital America ,
Senior Note, 144A, 5.3%, 1/08/29 ..................... United States 8,255,000 8,375,630
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,705,801
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,311,461
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 169,326
12,562,218
Banks 9.0%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,128,818
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,891,680
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 19,393,654
Bank of America Corp. ,
B, Junior Sub. Bond, 8.05%, 6/15/27 ................... United States 1,310,000 1,356,298
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 8,601,000 8,827,278
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 1,725,000 1,718,314
b
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 1.604%, 10/04/26 ........... France 5,000,000 4,948,637
Senior Preferred Note, 144A, 4.541%, 1/15/31 ........... France 1,075,000 1,062,767
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,316,906
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,578,135
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 2,960,000 2,963,246
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 1,295,000 1,328,476
Senior Non-Preferred Note, 144A, 4.818% to 4/21/31, FRN
thereafter, 4/22/32 ................................. Spain 1,155,000 1,147,762
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 3,470,000 3,528,201
Citigroup, Inc. ,
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,710,000 3,669,384
Sub. Bond, 4.45%, 9/29/27 .......................... United States 10,945,000 10,951,308

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.335% to
1/09/29, FRN thereafter , 1/10/30 ...................... France 1,880,000 $ 1,912,752
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,089,921
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,925,000 1,921,592
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 911,511
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 2,007,894
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 7,088,512
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,022,067
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 1,914,304
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,198,629
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,214,610
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 1,730,000 1,722,114
Lloyds Banking Group plc , Senior Note , 4.818% to 6/12/28, FRN
thereafter , 6/13/29 ................................. United Kingdom 8,410,000 8,463,280
b
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 2,375,000 2,348,835
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,251,939
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,943,271
b
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
4.375% , 3/12/31 ................................... Sweden 1,650,000 1,633,794
128,455,889
Beverages 0.1%
Keurig Dr. Pepper , Inc. , Senior Bond , 2.25% , 3/15/31 ........
United States 2,075,000 1,840,363
Biotechnology 0.4%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 1,170,000 1,151,703
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,786,530
5,938,233
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 900,000 887,901
Senior Note, 4.25%, 3/13/31 ......................... United States 1,300,000 1,287,627
2,175,528
Capital Markets 5.8%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 4,299,000 4,277,611
Senior Note, 7%, 1/15/27 ........................... United States 765,000 775,211
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,471,933
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,628,225
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,458,180
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 5,921,000 5,851,199
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,828,024
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 3,964,000 3,923,153

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 1,310,000 $ 1,307,309
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 3,500,000 3,401,301
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 2,015,000 2,016,303
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 417,795
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 361,587
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,991,237
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 510,000 496,848
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,422,384
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,470,620
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,686,438
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 800,000 787,354
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 1,200,000 1,191,005
I, Senior Note, 4.133% to 10/17/28, FRN thereafter, 10/18/29 United States 1,420,000 1,405,548
Sub. Bond, 3.95%, 4/23/27 .......................... United States 10,000,000 9,976,766
b
MSCI, Inc. ,
Senior Bond, 144A, 4%, 11/15/29 ..................... United States 4,825,000 4,688,094
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 432,000 409,050
UBS AG , Senior Note , 1.25% , 8/07/26 ....................
Switzerland 887,000 880,885
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 5,750,000 5,869,476
82,993,536
Chemicals 0.8%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 10,693,000 10,594,627
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 900,000 919,071
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 1,106,000 999,551
Senior Note, 4.85%, 8/15/30 ......................... United States 1,284,000 1,294,755
2,294,306
Consumer Finance 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,876,837
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,109,828
Senior Note, 4.125%, 2/28/29 ........................ Ireland 370,000 365,505
Ally Financial, Inc. , Senior Note , 4.75% , 6/09/27 ............
United States 2,715,000 2,722,960
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 5,414,000 5,549,471
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,790,000 1,781,311
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,555,000 3,498,696
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,025,000 1,013,049
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,340,006
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 1,390,000 1,372,451
General Motors Financial Co., Inc. ,
Senior Note, 1.5%, 6/10/26 .......................... United States 11,250,000 11,215,477
Senior Note, 4.2%, 10/27/28 ......................... United States 440,000 436,484

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 $ 928,653
50,210,728
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 4,072,977
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,296,183
5,369,160
Containers & Packaging 0.9%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 850,000 844,276
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 10,183,625
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 886,406
11,914,307
Diversified REITs 0.8%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,010,000 991,933
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,343,062
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 1,409,800
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 869,919
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,918,325
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,329,904
9,862,943
Diversified Telecommunication Services 0.7%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 1,132,000 1,131,300
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 3,675,000 3,633,831
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 3,070,000 3,185,921
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,567,092
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 955,000 937,618
10,455,762
Electric Utilities 2.6%
b
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 745,000 737,601
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,000,000 1,015,261
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,476,732
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 4.685%, 9/01/27 ........................ United States 755,000 758,568
Senior Note, 5.05%, 3/15/30 ......................... United States 2,540,000 2,585,754
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,401,169
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 811,441
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 1,320,000 1,375,844
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ......................... United States 4,950,000 4,943,917
Senior Note, 5.5%, 3/15/29 .......................... United States 1,960,000 2,015,653

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.05%, 12/30/26 ................... United States 4,250,000 $ 4,268,347
Senior Note, 144A, 4.3%, 10/15/28 .................... United States 2,105,000 2,081,602
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 875,000 861,873
Senior Note, 144A, 5%, 4/30/31 ...................... United States 1,540,000 1,535,956
Wisconsin Electric Power Co. , Senior Note , 4.15% , 10/15/30 ...
United States 1,120,000 1,105,115
35,974,833
Electrical Equipment 0.5%
Eaton Corp. , Senior Note , 4.2% , 3/06/31 ..................
United States 1,175,000 1,158,965
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,460,000 2,522,646
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,796,000 2,764,220
6,445,831
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 985,000 977,285
Entertainment 0.4%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,815,715
Financial Services 1.1%
Block, Inc. , Senior Note , 2.75% , 6/01/26 ..................
United States 10,575,000 10,553,146
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,687,130
b
Nationwide Building Society , Senior Non-Preferred Note , 144A,
4.649% to 7/13/28, FRN thereafter , 7/14/29 .............. United Kingdom 890,000 891,465
16,131,741
Food Products 1.5%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 472,000 440,787
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 1,660,000 1,595,353
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 665,185
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 300,000 337,922
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,630,078
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 6,470,000 6,536,770
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 157,000 158,272
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 495,000 490,723
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,886,270
21,741,360
Ground Transportation 0.9%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 9,195,238
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 3,195,000 3,241,753
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 800,000 806,780
13,243,771
Health Care Equipment & Supplies 0.8%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 735,000 730,465
Senior Note, 4.8%, 8/14/29 .......................... United States 610,000 614,879

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 10,630,000 $ 10,333,023
11,678,367
Health Care Providers & Services 1.1%
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 510,000 447,314
Senior Note, 5.4%, 6/01/29 .......................... United States 7,750,000 7,933,829
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,865,625
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,276,973
Senior Secured Note, 5.849%, 5/08/29 ................. United States 871,000 887,668
15,411,409
Hotels, Restaurants & Leisure 1.3%
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 1,325,000 1,323,136
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,905,000 1,900,281
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 186,768
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 8,243,000 8,053,165
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 3,392,180
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,075,707
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 1,763,000 1,758,621
18,689,858
Household Durables 0.6%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,254,345
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 285,986
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,085,748
7,626,079
Independent Power and Renewable Electricity Producers 0.6%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 2,165,000 2,278,936
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 3,000,000 3,061,482
Senior Note, 4.4%, 1/15/31 .......................... United States 575,000 569,157
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 650,000 642,477
b,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 2,050,000 2,068,989
8,621,041
Insurance 1.9%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 2,580,000 2,602,084
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 666,558
b
Athene Global Funding , Secured Note , 144A, 1.73% , 10/02/26 . United States 12,044,000 11,912,006
Brown & Brown, Inc. , Senior Note , 4.7% , 6/23/28 ...........
United States 2,885,000 2,894,570
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,304,013
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 382,495
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 503,830
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,257,288

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 $ 2,641,880
27,164,724
Interactive Media & Services 0.5%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 2,005,000 1,988,480
Senior Note, 4.1%, 2/15/31 .......................... United States 1,560,000 1,542,100
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 3,045,000 3,010,196
6,540,776
Leisure Products 0.3%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,959,924
Hasbro, Inc. , Senior Note , 4.65% , 3/12/31 .................
United States 2,940,000 2,918,309
4,878,233
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 1,067,720
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 1,000,000 934,727
Cox Communications, Inc. , Senior Bond , 6.8% , 8/01/28 .......
United States 1,300,000 1,354,408
Omnicom Group, Inc. , Senior Note , 4.2% , 3/02/29 ...........
United States 1,220,000 1,206,602
3,495,737
Metals & Mining 0.4%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 1,525,000 1,508,556
b
Glencore Funding LLC ,
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,451,269
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,587,177
5,547,002
Multi-Utilities 0.3%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 2,575,000 2,584,233
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 725,000 718,999
3,303,232
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 2,389,000 2,423,975
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,353,429
Coterra Energy Operating Co. , Senior Bond , 3.9% , 5/15/27 ....
United States 3,874,000 3,839,354
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,246,043
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,880,306
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,047,645
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 980,731
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 439,356
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,078,335
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 4.911%, 9/01/27 ........................ Canada 1,500,000 1,505,991
Senior Note, 5.026%, 10/01/29 ....................... Canada 920,000 926,741
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 675,000 661,879

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 3,275,000 $ 3,372,444
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 1,029,000 1,028,926
32,785,155
Paper & Forest Products 0.8%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 8,790,000 8,779,140
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 920,000 921,040
Senior Note, 144A, 4.6%, 5/15/31 ..................... United States 2,015,000 2,013,691
11,713,871
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,044,405
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 835,000 824,759
2,869,164
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 4,007,148
Pharmaceuticals 1.2%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 2,910,000 2,872,727
Senior Note, 4.4%, 3/18/31 .......................... United States 2,420,000 2,417,046
Royalty Pharma plc ,
Senior Note, 2.2%, 9/02/30 .......................... United States 3,000,000 2,710,123
Senior Note, 4.45%, 3/25/31 ......................... United States 2,140,000 2,115,918
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 6.75%, 3/01/28 ......................... Israel 3,500,000 3,592,144
Senior Note, 5.125%, 5/09/29 ........................ Israel 1,750,000 1,757,506
Teva Pharmaceutical Finance Netherlands IV BV , Senior Note ,
5.75% , 12/01/30 ................................... Israel 1,730,000 1,776,691
17,242,155
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,032,279
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/29 ......................... United States 885,000 902,317
Senior Note, 4.6%, 7/15/30 .......................... United States 2,820,000 2,833,720
Senior Note, 4.2%, 10/15/30 ......................... United States 1,810,000 1,788,027
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.9%, 1/25/30 .............. United States 2,105,000 2,184,945
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 1,180,000 1,211,284
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 664,000 699,054
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 1,750,000 1,806,625
Senior Note, 4.75%, 7/15/30 ......................... United States 365,000 366,751
11,792,723
Software 1.4%
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 2,860,000 2,825,874

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Note, 4.45%, 9/26/30 ......................... United States 825,000 $ 795,912
Senior Note, 4.95%, 2/04/31 ......................... United States 1,585,000 1,550,820
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 1,740,000 1,742,041
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 2,475,000 2,484,844
Senior Note, 4.65%, 4/01/28 ......................... United States 1,115,000 1,121,946
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,920,757
19,442,194
Specialized REITs 0.8%
American Tower Corp. ,
Senior Note, 2.75%, 1/15/27 ......................... United States 4,403,000 4,360,228
Senior Note, 4.9%, 3/15/30 .......................... United States 665,000 671,757
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,603,118
Equinix, Inc. , Senior Note , 2.9% , 11/18/26 .................
United States 718,000 712,926
9,348,029
Specialty Retail 0.5%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 6,695,000 6,524,239
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,680,686
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,655,315
Tobacco 1.1%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,460,000 5,518,340
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 1,275,000 1,359,592
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 821,633
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 3,980,768
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,956,756
14,637,089
Trading Companies & Distributors 0.5%
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,904,200
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 1,891,032
Sumisho Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ........
United States 3,426,000 3,430,461
8,225,693
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,241,178
Total Corporate Bonds (Cost $726,568,041) ...................................
727,611,714
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 3,579,072
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 443,205
Total Foreign Government and Agency Securities (Cost $3,972,047) .............
4,022,277

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 5.0%
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 70,500,000 $ 70,557,832
d
0.625%, 11/30/27 ................................. United States 113,000 107,407
Total U.S. Government and Agency Securities (Cost $70,507,452) ...............
70,665,239
Asset-Backed Securities 9.2%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 238,644 239,688
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 1,728,210 1,730,741
1,970,429
a a a a a a
Consumer Finance 1.8%
Capital One Prime Auto Receivables Trust ,
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 101,363 101,397
2025-1, A3, 3.85%, 7/15/30 .......................... United States 439,000 436,168
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 438,436 439,044
Harley-Davidson Motorcycle Trust , 2025-A , A3 , 4.67% , 4/15/30 .
United States 4,230,000 4,254,861
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 2,191,709 2,202,264
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,132,000 1,135,884
2025-B, A3, 4.36%, 12/17/29 ......................... United States 1,675,000 1,681,656
e
2025-C, A2B, FRN, 3.99%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 5,252,604 5,251,624
e
2026-A, A2B, FRN, 3.98%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 1,328,000 1,327,450
Nissan Auto Receivables Owner Trust , 2025-A , A3 , 4.49% ,
12/17/29 . ........................................ United States 1,900,000 1,910,993
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 569,756 571,181
2024-A, A3, 4.83%, 10/16/28 ......................... United States 3,532,996 3,549,526
2026-A, A3, 3.86%, 9/16/30 .......................... United States 1,035,000 1,028,949
World Omni Auto Receivables Trust , 2026-A , A3 , 3.86% , 5/15/31 .
United States 2,649,000 2,631,895
26,522,892
a a a a a a
Financial Services 7.3%
b,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,503,963
b,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 410,000 411,259
b,e
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.445% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 638,833 642,392
b,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 1,650,000 1,651,632
b,e
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.914% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 854,000 855,175
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 897,676 903,977
b,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.995% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,422,667 1,426,705
CarMax Auto Owner Trust ,
2025-2, A2A, 4.59%, 7/17/28 ......................... United States 834,420 836,325
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 924,000 922,709
2026-1, A3, 4.04%, 3/17/31 .......................... United States 739,000 735,842

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 3,790,000 $ 3,793,072
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 2,664,000 2,668,411
b,e
CIFC Funding Ltd. ,
2020-1A, A1R, 144A, FRN, 5.085%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 3,320,000 3,326,101
2021-7A, AR, 144A, FRN, 4.756%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 5,785,000 5,785,859
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 3,798,661 3,813,394
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 1,319,000 1,317,937
b,e
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,250,000 1,247,519
b,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,754,629
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 597,281 597,357
e
First Franklin Mortgage Loan Trust , 2006-FF15 , A5 , FRN ,
3.929% , ( 1-month SOFR + 0.274% ), 11/25/36 . ............ United States 7,972 8,346
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 2,557,678 2,575,629
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,567,522 1,579,714
b,e
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.029% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,241,180 1,242,691
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 3,817,000 3,889,719
b,e
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.755% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 5,000,000 5,003,282
e
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.129% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 92,666
Honda Auto Receivables Owner Trust ,
2024-1, A3, 5.21%, 8/15/28 .......................... United States 3,269,981 3,289,898
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 1,275,000 1,275,626
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 6,262,000 6,250,090
b,f
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 4,578,000 4,588,586
b
J.P. Morgan Mortgage Trust ,
e
2023-HE2, A1, 144A, FRN, 5.34%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 762,166 764,334
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 495,179 497,672
e
2026-HE1, A1, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 768,000 770,521
b,e
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.645% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 2,100,000 2,099,971
b,e
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 1,840,000 1,844,866
b,e
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.225% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 1,624,658 1,627,980
b,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.075% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,006,149
b,e
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.185%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 1,250,000 1,254,346
2021-1A, A1R, 144A, FRN, 5.023%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,272,362
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,124,000 1,130,498

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 5,700,000 $ 5,688,395
e
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.819% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 36,221 35,984
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 660,452 654,253
b,e
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.104% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 2,026,566 2,026,808
b,e
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.019% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 152,314 152,086
b,e
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.217% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,500,000 1,504,997
b,e
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 1,250,000 1,250,593
b,e
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 982,964 982,984
b,e
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 7,550,000 7,555,990
b,e
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.995% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 594,432 596,195
b,e
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 811,795 811,808
b,e
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 1,250,000 1,253,782
99,773,079
a a a a a a
Total Asset-Backed Securities (Cost $128,270,678) ............................
128,266,400
Commercial Mortgage-Backed Securities 4.0%
Financial Services 4.0%
BANK ,
g,h
2017-BNK8, XA, IO, FRN, 0.839%, 11/15/50 ............. United States 24,891,555 175,754
g,h
2017-BNK9, XA, IO, FRN, 0.847%, 11/15/54 ............. United States 42,939,422 377,747
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 1,085,000 1,055,387
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 507,312 498,889
Benchmark Mortgage Trust ,
2019-B12, A2, 3.001%, 8/15/52 ....................... United States 2,683,106 2,640,394
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 2,165,901 2,083,504
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 1,997,397 1,960,086
b,h
BX Trust , 2025-ARIA , B , 144A, FRN , 5.35% , 12/13/42 ........ United States 1,464,000 1,468,541
g,h
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.451%, 8/10/49 ............... United States 5,504,735 215
2017-CD6, XA, IO, FRN, 1.012%, 11/13/50 .............. United States 14,219,775 129,004
h
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 50,927 50,226
g
2016-C4, XA, IO, FRN, 1.044%, 5/10/58 ................. United States 2,195,127 57
h
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,324,000 1,297,331
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 1,968,000 1,954,674
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 891,485 841,525
COMM Mortgage Trust ,
2014-CR16, B, 4.582%, 4/10/47 ....................... United States 275,013 271,949
h
2014-CR17, C, FRN, 4.942%, 5/10/47 .................. United States 1,040,000 983,545
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 732,455 730,290

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust, (continued)
g,h
2018-CX12, XA, IO, FRN, 0.702%, 8/15/51 .............. United States 163,218,259 $ 1,625,850
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,078,097 1,028,610
g,h
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.715% , 12/15/49 .... United States 45,991,793 32,801
b,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.535% ,
8/10/44 ......................................... United States 2,815,219 2,753,554
GS Mortgage Securities Trust , 2017-GS5 , A4 , 3.674% , 3/10/50 .
United States 1,951,000 1,935,671
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,h
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 659,125 652,701
b,h
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 111,671 110,572
b,h
2012-LC9, D, 144A, FRN, 3.691%, 12/15/47 ............. United States 173,000 168,996
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 1,800,000 1,745,707
h
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.072%, 7/15/45 ................... United States 1,230,263 1,215,383
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 1,352,655 1,336,926
h
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 1,600,000 1,564,909
JPMDB Commercial Mortgage Securities Trust , 2019-COR6 , A2 ,
2.946% , 11/13/52 .................................. United States 2,145,518 2,092,487
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.819%, 8/15/45 ............... United States 760,964 757,680
2013-C10, B, FRN, 4.082%, 7/15/46 ................... United States 1,162,301 1,105,935
b,g
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,103,824 9
2013-C9, C, FRN, 3.829%, 5/15/46 .................... United States 3,168,000 2,932,931
b
2013-C9, D, 144A, FRN, 3.917%, 5/15/46 ............... United States 1,481,000 1,350,876
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 2,420,737 2,372,221
g
2016-C32, XA, IO, FRN, 0.773%, 12/15/49 ............... United States 88,087,016 239,676
g
2017-C34, XA, IO, FRN, 0.897%, 11/15/52 ............... United States 215,605,975 1,697,034
g,h
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.759%, 12/15/49 ............. United States 23,651,954 11,053
2018-H4, XA, IO, FRN, 0.967%, 12/15/51 ................ United States 57,023,735 996,974
2018-L1, XA, IO, FRN, 0.619%, 10/15/51 ................ United States 66,432,894 596,003
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,949,000 1,805,290
UBS Commercial Mortgage Trust ,
g,h
2017-C7, XA, IO, FRN, 1.115%, 12/15/50 ................ United States 15,430,440 194,322
2018-C14, A4, 4.448%, 12/15/51 ...................... United States 1,279,000 1,272,733
g,h
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 5,260 5
Wells Fargo Commercial Mortgage Trust ,
b,h
2013-LC12, D, 144A, FRN, 3.867%, 7/15/46 ............. United States 763,000 516,940
g,h
2016-BNK1, XA, IO, FRN, 1.89%, 8/15/49 ............... United States 10,728,504 9,282
g,h
2016-C37, XA, IO, FRN, 0.93%, 12/15/49 ................ United States 4,422,891 4,219
2017-C39, A5, 3.418%, 9/15/50 ....................... United States 2,850,000 2,808,870
g,h
2017-C41, XA, IO, FRN, 1.29%, 11/15/50 ................ United States 21,982,322 263,647
2017-RB1, A5, 3.635%, 3/15/50 ....................... United States 2,032,771 2,001,567
g,h
2018-C44, XA, IO, FRN, 0.864%, 5/15/51 ................ United States 64,810,631 740,747
g,h
2018-C48, XA, IO, FRN, 1.098%, 1/15/52 ................ United States 18,539,586 353,478
g,h
2019-C50, XA, IO, FRN, 1.571%, 5/15/52 ................ United States 14,852,727 459,915
h
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 5.15%, 6/15/44 ................ United States 732,133 721,899
2012-C10, C, FRN, 4.424%, 12/15/45 .................. United States 267,000 228,316
g
2014-C22, XA, IO, FRN, 0.383%, 9/15/57 ................ United States 2,533,476 406

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
WFRBS Commercial Mortgage Trust, (continued)
g
2014-C23, XA, IO, FRN, 0.198%, 10/15/57 ............... United States 748,907 $ 1,045
56,226,358
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $57,838,207) ..............
56,226,358
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,546,079 1,477,410
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,338,944
2,816,354
Total Mortgage-Backed Securities (Cost $2,707,994) ...........................
2,816,354
Residential Mortgage-Backed Securities 6.2%
Financial Services 6.2%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 4,051,130 4,080,906
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 1,905,581 1,922,287
b
Anchor Mortgage Trust , 2025-RTL1 , A1 , 144A, 5.718% , 5/25/40 United States 1,813,000 1,813,321
b
Angel Oak Mortgage Trust ,
h
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 243,390 237,306
h
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 2,612,088 2,285,529
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 658,670 656,378
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 791,635 792,033
b,h
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 242,807 238,271
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 81,252 78,299
e
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.369% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 46,890 44,944
b,e
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.495% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 724,000 744,242
b
BRAVO Residential Funding Trust ,
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 234,939 235,946
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,335,510 1,345,096
b,h
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 2,104,533 2,090,917
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 528,000 530,200
e
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 4.389% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 54,059 51,072
h
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.685% ,
5/25/35 ......................................... United States 34,328 34,038
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 725,906 732,333
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 4,645,753 4,689,407
h
2025-H1, A1, 144A, FRN, 5.735%, 2/25/70 ............... United States 1,324,342 1,334,494
h
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 521,782 527,048
b,e
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.845% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,011,199 1,013,801
b,e
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.295%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 47,849 47,973
2021-DNA6, M2, 144A, FRN, 5.145%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 485,463 486,600
2021-DNA7, M2, 144A, FRN, 5.445%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 1,590,000 1,597,893

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR REMIC Trust, (continued)
2022-DNA2, M1A, 144A, FRN, 4.945%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 11,472 $ 11,477
2022-DNA3, M1B, 144A, FRN, 6.545%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 50,879
2022-DNA5, M1A, 144A, FRN, 6.595%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 774,489 784,022
2022-DNA6, M1A, 144A, FRN, 5.795%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 13,985 14,016
2022-DNA6, M1B, 144A, FRN, 7.345%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 47,567
2022-HQA1, M1A, 144A, FRN, 5.745%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 4,500 4,503
2023-DNA1, M1A, 144A, FRN, 5.746%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 221,139 223,762
2023-HQA2, M1A, 144A, FRN, 5.645%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 22,968 22,991
2023-HQA3, A1, 144A, FRN, 5.495%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 176,578 177,674
2023-HQA3, M1, 144A, FRN, 5.495%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 75,600 76,038
2024-DNA1, A1, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 192,099 193,007
2024-DNA2, A1, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 184,074 184,901
2024-DNA2, M2, 144A, FRN, 5.345%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 15,000 15,089
2025-DNA1, A1, 144A, FRN, 4.595%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,548,890 1,550,582
2025-DNA3, M1, 144A, FRN, 4.745%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,474,037 1,474,763
2025-DNA4, M1, 144A, FRN, 4.745%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 916,976 917,835
b,e
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.81% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 2,927 2,969
e
FNMA Connecticut Avenue Securities Trust ,
2016-C07, 2M2, FRN, 8.11%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 452,652 460,023
2018-C02, 2M2, FRN, 5.96%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 39,004 39,518
b
2021-R01, 1M2, 144A, FRN, 5.195%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 6,164 6,173
b
2021-R03, 1M2, 144A, FRN, 5.295%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 512,428 514,499
b
2022-R01, 1M1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 182,867 182,806
b
2022-R02, 2M2, 144A, FRN, 6.645%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,282,372 2,311,417
b
2022-R03, 1M2, 144A, FRN, 7.145%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 246,274
b
2022-R04, 1M2, 144A, FRN, 6.745%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 233,968
b
2022-R09, 2M1, 144A, FRN, 6.145%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 1,008,502 1,016,493
b
2023-R06, 1M1, 144A, FRN, 5.345%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 45,474 45,583
b
2023-R07, 2M1, 144A, FRN, 5.595%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 24,784 24,834

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R02, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 5,869 $ 5,870
b
2024-R03, 2M1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 31,968 31,973
b
2024-R04, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 22,093 22,095
b
2024-R06, 1A1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 409,326 410,760
b
2025-R01, 1A1, 144A, FRN, 4.595%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 601,913 602,530
b
2025-R01, 1M1, 144A, FRN, 4.745%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 347,017 347,155
b
2025-R02, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 494,290 495,263
b
2025-R02, 1M1, 144A, FRN, 4.795%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 678,914 679,337
b
2025-R03, 2A1, 144A, FRN, 5.095%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 476,669 479,468
b
2025-R04, 1A1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 606,250 607,276
b
2025-R04, 1M1, 144A, FRN, 4.845%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 1,244,726 1,246,060
b
2025-R06, 1A1, 144A, FRN, 4.545%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,263,118 1,264,507
b
2026-R01, 2A1, 144A, FRN, 4.495%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 2,630,147 2,630,990
b
2026-R01, 2M1, 144A, FRN, 4.645%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 2,827,043 2,828,817
b
2026-R02, 1M1, 144A, FRN, 4.695%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 910,421 910,969
b,h
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,300,989 1,244,602
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 625,501 612,554
b,h
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 183,272 175,821
b,h
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,194,139 1,076,076
b
J.P. Morgan Mortgage Trust ,
e
2024-10, A11, 144A, FRN, 4.895%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 696,510 697,304
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 974,508 981,187
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 2,919,091 2,923,233
2021-GS3, A1, 144A, 5.75%, 7/25/61 ................... United States 1,381,465 1,383,290
2021-GS4, A1, 144A, 5.65%, 11/25/60 .................. United States 2,175,597 2,179,072
b,h
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 829,000 833,207
b
MFA Trust ,
h
2020-NQM1, A3, 144A, FRN, 3.3%, 8/25/49 .............. United States 246,329 239,785
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 911,807 913,968
b,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.037% , 8/26/47 .............................. United States 188,976 189,191
b
Morgan Stanley Residential Mortgage Loan Trust ,
e
2024-3, AF, 144A, FRN, 4.995%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 349,219 350,073
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 1,542,266 1,552,384

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
New Residential Mortgage Loan Trust ,
e
2018-4A, A1M, 144A, FRN, 4.669%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 98,159 $ 97,203
h
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 364,257 351,325
h
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 927,650 895,850
b
OBX Trust ,
h
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 78,616 75,000
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 500,991 503,399
b,h
Onity Loan Investment Trust , 2024-HB2 , A , 144A, FRN , 5% ,
8/25/37 ......................................... United States 456,523 456,771
b,h
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 54,771 53,387
b,e
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 4,786,000 4,789,002
2025-3, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,920,000 4,941,610
2025-7, A, 144A, FRN, 4.552%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,841,000 4,868,210
b,e
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.645% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 2,215,095 2,214,352
e
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.469% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 356,783 296,452
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 630,000 632,761
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 561,672 563,741
87,097,877
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $87,651,006) ...............
87,097,877
Agency Commercial Mortgage-Backed Securities 3.9%
Financial Services 3.9%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 2,983 2,837
3724, CM, 5.5%, 6/15/37 ............................ United States 8,388 8,623
e
5396, FG, FRN, 4.645%, (30-day SOFR Average + 1%),
4/25/54 ......................................... United States 2,659,331 2,675,703
e
5397, NF, FRN, 4.695%, (30-day SOFR Average + 1.05%),
4/25/54 ......................................... United States 3,253,939 3,280,333
e
5466, FG, FRN, 4.595%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 5,148,583 5,173,724
e
5601, FC, FRN, 4.695%, (30-day SOFR Average + 1.05%),
11/25/55 ........................................ United States 2,721,128 2,743,854
g,h
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.717%, 10/25/26 .................. United States 57,367,143 86,016
K738, XAM, IO, FRN, 1.487%, 3/25/27 .................. United States 17,882,000 181,054
K739, XAM, IO, FRN, 1.664%, 9/25/27 .................. United States 36,816,638 585,609
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 6,919 6,662
2011-60, PA, 4%, 10/25/39 ........................... United States 3,070 2,879
e
2024-77, DF, FRN, 4.845%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 1,120,684 1,134,628
e
2024-82, FE, FRN, 4.595%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 1,362,654 1,369,326
e
2024-89, FA, FRN, 4.845%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 6,590,686 6,663,486

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
e
2024-98, FA, FRN, 4.795%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 4,791,521 $ 4,838,615
e
2025-25, FB, FRN, 4.595%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 2,723,183 2,737,514
e
2025-41, FA, FRN, 4.795%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 2,401,062 2,427,595
e
2025-55, FG, FRN, 4.745%, (30-day SOFR Average + 1.1%),
7/25/55 ......................................... United States 5,893,463 5,946,991
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 2,960 2,922
g,h
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 16,807,400 1,295,785
e
2024-78, QF, FRN, 4.74%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 7,528,982 7,581,399
e
2025-169, FB, FRN, 4.64%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 3,461,241 3,484,729
e
2025-169, FC, FRN, 4.64%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 2,376,982 2,392,833
54,623,117
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $54,261,695) .......
54,623,117
Municipal Bonds 1.0%
Alabama 0.2%
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 2,165,000 2,146,450
California 0.1%
State of California , GO , 4.35% , 11/01/32 ..................
United States 1,850,000 1,847,897
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 1,325,000 1,385,858
Illinois 0.2%
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 690,000 704,761
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 1,535,000 1,551,052
2,255,813
Pennsylvania 0.1%
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 1,150,000 1,210,660
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 765,000 761,081
1,971,741
South Carolina 0.2%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 2,750,000 2,836,391

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.1%
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 1,360,000 $ 1,245,678
Total Municipal Bonds (Cost $13,787,300) ....................................
13,689,828
Total Long Term Investments (Cost $1,179,589,393) ...........................
1,179,228,510
a
Short Term Investments 15.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 12.4%
b,i
Agree LP , 144A, 4.14% , 5/01/26 ........................ United States 7,990,000 7,989,081
b,i
Alimentation Couche-Tard, Inc. , 144A, 4.04% , 5/21/26 ........ Canada 3,095,000 3,087,728
b,i
AutoNation, Inc. , 144A, 4.05% , 5/01/26 ................... United States 12,960,000 12,958,542
b,i
AvalonBay Communities, Inc. ,
144A, 3.96%, 5/05/26 ................................ United States 1,725,000 1,724,053
144A, 3.97%, 5/06/26 ................................ United States 2,295,000 2,293,484
4,017,537
b,i
BAT International Finance plc ,
144A, 3.97%, 5/08/26 ................................ United Kingdom 2,495,000 2,492,802
144A, 3.99%, 5/13/26 ................................ United Kingdom 3,035,000 3,030,628
5,523,430
b,i
Bayer Corp. , 144A, 4.13% , 7/20/26 ...................... United States 6,940,000 6,876,072
b,i
Boston Properties LP ,
144A, 4.03%, 5/13/26 ................................ United States 2,495,000 2,491,374
144A, 4.03%, 5/21/26 ................................ United States 3,085,000 3,077,770
5,569,144
b,i
Bunge Ltd. Finance Corp. ,
144A, 3.98%, 5/04/26 ................................ United States 3,940,000 3,938,257
144A, 4.08%, 5/27/26 ................................ United States 2,640,000 2,631,937
6,570,194
b,i
Cabot Corp. , 144A, 3.97% , 5/06/26 ...................... United States 2,275,000 2,273,497
b,i
Charles Schwab Corp. (The) , 144A, 3.7% , 5/08/26 .......... United States 3,435,000 3,432,181
b,i
Enel Finance America LLC , 144A, 4.04% , 6/26/26 ........... Italy 3,210,000 3,189,604
b,i
Energy Transfer LP , 144A, 3.99% , 5/01/26 ................. United States 8,585,000 8,584,048
b,i
Essex Portfolio LP ,
144A, 4.01%, 5/05/26 ................................ United States 4,650,000 4,647,414
144A, 4.09%, 6/02/26 ................................ United States 5,420,000 5,399,739
10,047,153
b,i
Extra Space Storage LP ,
144A, 4%, 5/12/26 .................................. United States 2,780,000 2,776,297
144A, 4.06%, 5/21/26 ................................ United States 2,640,000 2,633,768
144A, 4.07%, 5/27/26 ................................ United States 3,105,000 3,095,540
8,505,605
b,i
Intercontinental Exchange, Inc. ,
144A, 4.06%, 5/06/26 ................................ United States 2,225,000 2,223,495
144A, 4.06%, 5/08/26 ................................ United States 3,785,000 3,781,584

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,i
Intercontinental Exchange, Inc., (continued)
144A, 4.1%, 5/13/26 ................................. United States 2,705,000 $ 2,700,996
8,706,075
b,i
Keurig Dr. Pepper , Inc. , 144A, 4.12% , 5/07/26 .............. United States 3,740,000 3,737,004
b,i
Marriott International, Inc. ,
144A, 4.04%, 5/05/26 ................................ United States 3,515,000 3,513,031
144A, 4.07%, 5/11/26 ................................ United States 2,240,000 2,237,215
5,750,246
b,i
Mid-America Apartments LP ,
144A, 3.96%, 5/05/26 ................................ United States 2,655,000 2,653,541
144A, 3.97%, 5/14/26 ................................ United States 3,005,000 3,000,368
5,653,909
b,i
Nutrien Ltd. , 144A, 4.01% , 5/08/26 ...................... Canada 2,610,000 2,607,674
b,i
O'Reilly Automotive, Inc. ,
144A, 3.93%, 5/01/26 ................................ United States 1,660,000 1,659,819
144A, 3.95%, 5/04/26 ................................ United States 4,225,000 4,223,146
5,882,965
b,i
Owens Corning , 144A, 4% , 5/04/26 ...................... United States 3,110,000 3,108,618
i
Penske Truck Leasing Co. LP ,
4.01%, 5/01/26 ..................................... United States 1,535,000 1,534,829
4.05%, 5/07/26 ..................................... United States 4,310,000 4,306,606
4.08%, 5/12/26 ..................................... United States 2,375,000 2,371,777
4.14%, 6/05/26 ..................................... United States 3,095,000 3,082,243
11,295,455
b,i
Phillips 66 ,
144A, 3.96%, 5/01/26 ................................ United States 1,375,000 1,374,849
144A, 3.98%, 5/04/26 ................................ United States 3,915,000 3,913,269
144A, 4.04%, 6/17/26 ................................ United States 3,895,000 3,874,112
9,162,230
b,i
Plains All American Pipeline LP ,
144A, 3.94%, 5/01/26 ................................ United States 2,040,000 2,039,777
144A, 3.95%, 5/04/26 ................................ United States 4,070,000 4,068,213
6,107,990
i
Ryder System, Inc. ,
3.96%, 5/06/26 ..................................... United States 1,865,000 1,863,770
4%, 5/14/26 ....................................... United States 4,405,000 4,398,159
4.04%, 5/21/26 ..................................... United States 1,795,000 1,790,783
8,052,712
b,i
Targa Resources Corp. , 144A, 4.03% , 5/01/26 ............. United States 4,375,000 4,374,510
b,i
Vulcan Materials Co. , 144A, 3.96% , 5/01/26 ............... United States 3,695,000 3,694,593
b,i
WEC Energy Group, Inc. ,
144A, 3.95%, 5/04/26 ................................ United States 2,640,000 2,638,841
144A, 4.02%, 5/18/26 ................................ United States 3,000,000 2,993,981
5,632,822
Total Commercial Papers (Cost $172,401,826) ................................
172,390,619
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
i,j
U.S. Treasury Bills, 3.56%, 7/16/26 ...................... United States 100,000 $ 99,244
Total U.S. Government and Agency Securities (Cost $99,259) ...................
99,244
Shares
Management Investment Companies 3.0%
a,k
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 42,458,929 42,458,929
Total Management Investment Companies (Cost $42,458,929) ..................
42,458,929
Total Short Term Investments (Cost $214,960,014 ) .............................
214,948,792
a
Total Investments (Cost $1,394,549,407) 99.6% ................................
$1,394,177,302
Other Assets, less Liabilities 0.4% ...........................................
5,990,952
Net Assets 100.0% .........................................................
$1,400,168,254
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $560,253,985, representing 40.0% of net assets.
c
Perpetual security with no stated maturity date.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( d ).
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to $95,274, representing less than 0.1% of net assets.
k
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(d).
At April 30, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Long 686 $ 142,087,750 6/30/26 $ (1,260,394)
Total Futures Contracts ...................................................................... $(1,260,394)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 33,378 $ 54,646 $ (21,268)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 35,468 30,480 4,988
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (33,378) (154,241) 120,863
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (35,400) (30,970) (4,430)
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 (68) (269) 201
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(100,354) $100,354
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
See Note 7 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 421,234,000 $ (3,556,950) $ 326,624 $ (3,883,574)
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 111,403,000 (503,084) 48,242 (551,326)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 88,635,000 1,114,694 (22,524) 1,137,218
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 45,020,000 380,229 128,200 252,029
Total Interest Rate Swap Contracts ................................. $(2,565,111) $ 480,542 $(3,045,653)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 46.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short
Duration Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,318,065,505
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 76,483,902
Value - Unaffiliated issuers .................................................................. $1,317,509,027
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 76,668,275
Cash .................................................................................... 512,007
Receivables:
Capital shares sold ........................................................................ 3,415,470
Dividends and interest ..................................................................... 13,337,231
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 166,717
Variation margin on futures contracts ........................................................... 117,903
Variation margin on centrally cleared swap contracts ............................................... 247,202
OTC swap contracts (upfront payments) .......................................................... 85,126
Unrealized appreciation on OTC swap contracts .................................................... 126,052
Prepaid expenses .......................................................................... 21,613
Other assets .............................................................................. 535
Total assets .......................................................................... 1,412,207,158
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,325,193
Capital shares redeemed ................................................................... 1,475,714
Management fees ......................................................................... 419,661
Distribution fees .......................................................................... 107,761
Transfer agent fees ........................................................................ 20,282
Trustees' fees and expenses ................................................................. 35,585
Distributions to shareholders ................................................................. 328,126
OTC swap contracts (upfront receipts) ........................................................... 185,480
Unrealized depreciation on OTC swap contracts .................................................... 25,698
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 107,407
Accrued expenses and other liabilities ........................................................... 7,997
Total liabilities ......................................................................... 12,038,904
Net assets, at value ................................................................. $1,400,168,254
Net assets consist of:
Paid-in capital ............................................................................. $1,491,968,169
Total distributable earnings (losses) ............................................................. (91,799,915)
Net assets, at value ................................................................. $1,400,168,254

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short
Duration Bond
Fund
Class A:
Net assets, at value ....................................................................... $448,143,778
Shares outstanding ........................................................................ 45,062,169
Net asset value per share
a,b
.................................................................. $9.95
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $10.18
Class C:
Net assets, at value ....................................................................... $17,332,470
Shares outstanding ........................................................................ 1,747,621
Net asset value and maximum offering price per share
a,b
............................................ $9.92
Class R:
Net assets, at value ....................................................................... $1,542,822
Shares outstanding ........................................................................ 154,335
Net asset value and maximum offering price per share
b
............................................. $10.00
Class R6:
Net assets, at value ....................................................................... $11,428,525
Shares outstanding ........................................................................ 1,144,547
Net asset value and maximum offering price per share
b
............................................. $9.99
Class Y:
Net assets, at value ....................................................................... $921,720,659
Shares outstanding ........................................................................ 92,544,680
Net asset value and maximum offering price per share
b
............................................. $9.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Short
Duration Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,768,047
Interest:
Unaffiliated issuers ........................................................................ 26,929,492
Total investment income ................................................................... 28,697,539
Expenses:
Management fees (Note 3 a ) ................................................................... 2,512,908
Distribution fees: (Note 3c )
    Class A ................................................................................ 561,114
    Class C ................................................................................ 85,292
    Class R ................................................................................ 3,443
Total expenses ......................................................................... 3,162,757
Expense reductions (Note 4 ) ............................................................... (1,338)
Expenses waived/paid by affiliates (Note 3g) ................................................... (25,441)
Net expenses ......................................................................... 3,135,978
Net investment income ................................................................ 25,561,561
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 239,051
Futures contracts ......................................................................... (187,574)
Swap contracts ........................................................................... 893,717
Net realized gain (loss) .................................................................. 945,194
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,805,103)
Non-controlled affiliates (Note 3 g ) ........................................................... (82,036)
Futures contracts ......................................................................... (1,042,456)
Swap contracts ........................................................................... (2,786,432)
Net change in unrealized appreciation (depreciation) ............................................ (5,716,027)
Net realized and unrealized gain (loss) ............................................................ (4,770,833)
Net increase (decrease) in net assets resulting from operations .......................................... $20,790,728

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short Duration Bond Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $25,561,561 $52,576,558
Net realized gain (loss) ................................................. 945,194 (2,222,323)
Net change in unrealized appreciation (depreciation) ........................... (5,716,027) 22,179,351
Net increase (decrease) in net assets resulting from operations ................ 20,790,728 72,533,586
Distributions to shareholders:
Class A ............................................................. (8,473,637) (18,098,076)
Class C ............................................................. (259,062) (547,575)
Class R ............................................................. (24,120) (37,547)
Class R6 ............................................................ (233,632) (544,869)
Class Y ............................................................. (17,661,204) (35,982,295)
Total distributions to shareholders .......................................... (26,651,655) (55,210,362)
Capital share transactions: (Note 2 )
Class A ............................................................. (3,185,396) (35,226,885)
Class C ............................................................. 364,347 (482,310)
Class R ............................................................. 320,417 305,013
Class R6 ............................................................ 358,414 (4,208,724)
Class Y ............................................................. 56,002,295 116,126,904
Total capital share transactions ............................................ 53,860,077 76,513,998
Net increase (decrease) in net assets ................................... 47,999,150 93,837,222
Net assets:
Beginning of period ..................................................... 1,352,169,104 1,258,331,882
End of period .......................................................... $1,400,168,254 $1,352,169,104

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Short Duration Bond Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Short Duration Bond Fund (Fund) is included in
this report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Short Duration Bond Fund
(continued)
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,942,895 $69,384,543 12,889,643 $127,886,116
Shares issued in reinvestment of distributions .......... 816,880 8,158,881 1,798,243 17,863,433
Shares redeemed ............................... (8,082,776) (80,728,820) (18,253,640) (180,976,434)
Net increase (decrease) .......................... (323,001) $(3,185,396) (3,565,754) $(35,226,885)
Class C Shares:
Shares sold ................................... 212,127 $2,114,177 424,170 $4,197,234
Shares issued in reinvestment of distributions .......... 25,500 254,050 55,320 547,926
Shares redeemed
a
.............................. (201,093) (2,003,880) (528,266) (5,227,470)
Net increase (decrease) .......................... 36,534 $364,347 (48,776) $(482,310)
Class R Shares:
Shares sold ................................... 31,464 $315,740 38,065 $379,867
Shares issued in reinvestment of distributions .......... 2,377 23,863 3,791 37,863
Shares redeemed ............................... (1,912) (19,186) (11,338) (112,717)
Net increase (decrease) .......................... 31,929 $320,417 30,518 $305,013
Class R6 Shares:
Shares sold ................................... 271,707 $2,723,658 649,417 $6,469,066
Shares issued in reinvestment of distributions .......... 18,360 184,162 43,179 430,773
Shares redeemed ............................... (254,505) (2,549,406) (1,114,656) (11,108,563)
Net increase (decrease) .......................... 35,562 $358,414 (422,060) $(4,208,724)
Class Y Shares:
Shares sold ................................... 20,481,225 $204,786,472 41,758,714 $414,220,276
Shares issued in reinvestment of distributions .......... 1,578,182 15,788,469 3,367,071 33,495,647
Shares redeemed ............................... (16,462,656) (164,572,646) (33,338,971) (331,589,019)
Net increase (decrease) .......................... 5,596,751 $56,002,295 11,786,814 $116,126,904
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a monthly base fee equal to 0.37% of the monthly average of the Fund’s net asset value. In return for this fee, Advisers provides investment management and investor servicing and bears the Fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. These fees are paid by Advisors as part of the management contract.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Short Duration Bond Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
These fees are being paid by Advisers as part of the management contract.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
These fees are being paid by Advisers as part of the management contract.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,780
CDSC retained .............................................................................. $10,884
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$240,556,635 and $192,671,330, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $34,291,382 $— $— $— $(82,036) $34,209,346 1,367,280 $718,560
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 53,870,652 403,172,584 (414,584,307) — — 42,458,929 42,458,929 1,049,487
Total Affiliated Securities ... $88,162,034 $403,172,584 $(414,584,307) $— $(82,036) $76,668,275 $1,768,047
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,331,279
Long term ................................................................................ 62,729,727
Total capital loss carryforwards ............................................................... $83,061,006
Cost of investments .......................................................................... $1,400,872,844
Unrealized appreciation ........................................................................ $8,662,664
Unrealized depreciation ........................................................................ (19,183,711)
Net unrealized appreciation (depreciation) .......................................................... $(10,521,047)
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
7. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended April 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2026, the average month end notional amount of futures contracts and swap contracts represented 156,609,477 and 583,421,857, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Short Duration Bond Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 1,260,394
a
Variation margin on centrally
cleared swap contracts
1,389,247
a
Variation margin on centrally
cleared swap contracts
4,434,900
a
Credit contracts ............
OTC swap contracts (upfront
payments)
85,126
OTC swap contracts (upfront
receipts)
185,480
Unrealized appreciation on OTC
swap contracts
126,052
Unrealized depreciation on OTC
swap contracts
25,698
Total .................... $1,600,425 $5,906,472
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Short Duration Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(187,574) Futures contracts $(1,042,456)
Swap contracts 893,709 Swap contracts (2,786,432)
Credit contracts ...............
Swap contracts 8 Swap contracts —
Total ....................... $706,143 $(3,828,888)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
At April 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Short Duration Bond Fund
Swap Contracts ....................................... $ 211,178 $ 211,178
Total ............................................. $211,178 $211,178
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ — $ — $ — $ — $ —
CITI ..................... 35,468 — — — 35,468
JPHQ ................... 120,863 (120,863) — — —
MLCO ................... 54,847 (21,537) (33,310) — —
Total ................... $211,178 $(142,400) $(33,310) $— $35,468
$ 1
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
At April 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 46.
8. Upcoming Reorganization
On May 21, 2026, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the first quarter of 2027, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2026, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Short Duration Bond Fund
Counterparty
BOFA .................... $ 35,400 $ — $ — $ — $ 35,400
CITI ..................... — — — — —
JPHQ ................... 154,241 (120,863) (33,378) — —
MLCO ................... 21,537 (21,537) — — —
Total ................... $211,178 $(142,400) $(33,378) $— $35,400
a
At April 30, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Short Duration Bond Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 34,209,346 $ — $ — $ 34,209,346
Corporate Bonds ........................ — 727,611,714 — 727,611,714
Foreign Government and Agency Securities .... — 4,022,277 — 4,022,277
U.S. Government and Agency Securities ....... — 70,665,239 — 70,665,239
Asset-Backed Securities ................... — 128,266,400 — 128,266,400
Commercial Mortgage-Backed Securities ...... — 56,226,358 — 56,226,358
Mortgage-Backed Securities ................ — 2,816,354 — 2,816,354
Residential Mortgage-Backed Securities ....... — 87,097,877 — 87,097,877
Agency Commercial Mortgage-Backed Securities — 54,623,117 — 54,623,117
Municipal Bonds ......................... — 13,689,828 — 13,689,828
Short Term Investments ................... 42,458,929 172,489,863 — 214,948,792
Total Investments in Securities ........... $76,668,275 $1,317,509,027 $— $1,394,177,302
Other Financial Instruments:
Swap Contracts ......................... $— $1,515,299 $— $1,515,299
Total Other Financial Instruments ......... $— $1,515,299 $— $1,515,299
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $1,260,394 $— $— $1,260,394
Swap Contracts ......................... — 4,460,598 — 4,460,598
Total Other Financial Instruments ......... $1,260,394 $4,460,598 $— $5,720,992
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Duration Bond Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA.
Series number
CMBX North America Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.66%
Selected Portfolio
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
11. Operating Segments
(continued)

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Remuneration is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39113-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 25, 2026